Retirement Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 2,619	$ 2,883
Service cost	0	0	$ 0
Interest cost	61	64	39
Actuarial loss (gain)	1,097	(157)
Effect of foreign currency rate changes	(242)	(171)
Benefit obligation at end of year	3,535	2,619	2,883
Change in plan assets:
Fair value at beginning of year	2,705	2,679
Actual return on plan assets	70	59
Employer contribution	119	122
Effect of foreign currency rate changes	(91)	(155)
Fair value at end of year	2,803	2,705	$ 2,679
Funded status	(732)	86
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	331	310
Accrued pension liabilities	(1,063)	(224)
Net amount recognized	$ (732)	$ 86